Loans (Details 3) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 1,523,699	$ 1,626,162	$ 956,813
Financing Receivable, Recorded Investment, Current	313,680,856	296,500,757	270,306,525
Loans and Leases Receivable, Total Loans	315,204,555	298,126,919	271,263,338
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivable, Recorded Investment, Current	223,290,411	206,145,076	186,703,868
Loans and Leases Receivable, Total Loans	223,290,411	206,145,076	186,703,868
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	723,682	752,889	956,813
Financing Receivable, Recorded Investment, Current	13,265,111	13,640,103	11,863,352
Loans and Leases Receivable, Total Loans	13,988,793	14,392,992	12,820,165
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	800,017	824,554	0
Financing Receivable, Recorded Investment, Current	55,543,692	53,886,255	51,290,828
Loans and Leases Receivable, Total Loans	56,343,709	54,710,809	51,290,828
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	48,719	0
Financing Receivable, Recorded Investment, Current	20,894,073	22,104,054	19,562,302
Loans and Leases Receivable, Total Loans	20,894,073	22,152,773	19,562,302
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivable, Recorded Investment, Current	687,569	725,269	886,175
Loans and Leases Receivable, Total Loans	687,569	725,269	886,175
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	800,017	873,273	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	800,017	824,554	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	48,719	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	152,521	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	152,521	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	571,161	752,889	956,813
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	571,161	752,889	956,813
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0	$ 0